GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 10,899.0	$ 10,946.8
Revenue growth rate	5.00%
Accumulated impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	$ 0.0	$ 0.0
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	7.70%	7.70%
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	9.30%	8.60%
Terminal growth rate	2.30%